Employment Benefits - Summary of the Fair Value of Plan Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [abstract]
Equity instruments		₩ 171,301	₩ 344,002
Debt instruments		854,640	744,167
Bank deposits		590,103	407,809
Others	[1]	1,533,370	1,413,569
Plan assets		₩ 3,149,414	₩ 2,909,547

[1]	‘Others’ consist of various financial assets managed by external asset management companies.